Interest and Finance Cost	12 Months Ended
Dec. 31, 2012
Interest and Finance Cost [Abstract]
Interest And Finance Cost
14. Interest and Finance Cost:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2010	2011	2012
Interest costs on long-term debt	$30,749	$87,505	$135,819
Amortization of financing fees	5,078	17,778	12,944
Amortization of unrealized hedge reserve (Note 10.1)	-	9,816	9,816
Capitalized borrowing costs	(35,780)	(57,761)	(44,951)
Bank charges	1,997	2,006	604
Commissions and commitment fees	6,374	4,408	2,195

Total	$8,418	$63,752	$116,427